Income tax - Unrecognised deferred tax balances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income tax
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
Unrecognised deferred tax balances
Deductible temporary differences: Tax losses on revenue account	$ 448	$ 621
Deductible temporary differences: Tax losses on capital account	184
Taxable temporary differences: Retained earnings of subsidiaries that would be subject to withholding tax if distributed	$ 365	$ 369
Minimum
Income tax
Australian company tax rate (as a percent)	15.00%	15.00%
Maximum
Income tax
Australian company tax rate (as a percent)	45.00%	45.00%
Parent Entity
Unrecognised deferred tax balances
Deductible temporary differences: Tax losses on revenue account	$ 448	$ 607
Deductible temporary differences: Tax losses on capital account	$ 64